CONVERTIBLE DEBT (Details 4) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Number of shares
Outstanding at ending	720,382
Warrant [Member]
Number of shares
Outstanding at beginning	229,166
Granted		229,166
Exercised or settled	(160,416)
Cancelled or expired
Outstanding at ending	68,750	229,166
Weighted Average Exercise Price
Outstanding at beginning	$ 2.68
Granted		2.68
Exercised or settled	2.63
Cancelled or expired
Outstanding at ending	$ 2.8	$ 2.68
Remaining Contractual Term (years)
Granted		5 years
Outstanding at ending	4 years 11 days
Warrant [Member] | Minimum [Member]
Weighted Average Exercise Price
Outstanding at beginning	$ 2.4
Outstanding at ending	$ 2.40	$ 2.4
Remaining Contractual Term (years)
Outstanding at beginning	4 years 2 months 12 days
Exercised or settled	4 years 18 days
Outstanding at ending		4 years 2 months 12 days
Warrant [Member] | Maximum [Member]
Weighted Average Exercise Price
Outstanding at beginning	$ 2.8
Outstanding at ending	$ 2.80	$ 2.8
Remaining Contractual Term (years)
Outstanding at beginning	4 years 6 months 11 days
Exercised or settled	4 years 1 month 28 days
Outstanding at ending		4 years 6 months 11 days